UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21508

              Equipointe Funds

(Exact name of Registrant as specified in charter)

              8700 E. Northsight Boulevard, Suite 150, Scottsdale, AZ                85260

(Address of principal executive offices)                                          (Zip code)

              Emile Moulineaux

             c/o Gemini Fund Services, LLC

             450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

              Copies to:

              Gregory J. Nowak.

             Pepper Hamilton LLP

             3000 Two Logan Square

              18th & Arch Streets

              Philadelphia, PA 19103

Registrant's telephone number, including area code:         480-948-1146

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2005

Item 1.  Reports to Stockholders.

Equipointe Growth and Income Fund

Annual Report

October 31, 2005

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Equipointe Growth and Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Investor Information: (800) 841-0380

October 31, 2005

Dear Shareholder:

It is a pleasure to provide you with this first annual report letter for the Equipointe Growth and Income Fund (the “Fund”), a series of the Equipointe Funds, for the period from inception through October 31, 2005.

Although the Fund has a limited operating history, we are confident that we are providing the market approach with risk management that our shareholders are seeking.

The past 7 months have been highlighted with market volatility and a hurricane season that caused unknown economic damage.

Despite higher energy prices and weather-related disasters, the Federal Reserve (the “Fed”) continues to raise interest rates.  Core inflation has been in check, but the Fed is still fighting inflation that has yet to be seen in sectors other than the energy and medical areas.

Rising interest rates and energy prices will remain a focus for investors moving forward.  We expect that the strong dollar will help keep core inflation rates in check.

Rising interest rates have hurt real estate investment trusts and the bond market.  We have little exposure in these areas and are relying on income from covered call writing.

Performance for the fund is as follows:

Performance as of 10/31/05:

3 mos.      6 mos.    Since Inception 2/14/05

Lipper Balanced Fund Index    (0.89)%     4.38%          1.65%

Equipointe G & I Fund         (4.73)%     3.64%         (3.30)%

Lipper Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

The Balanced Composite Index is comprised of the Russell MidCap Value index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%, respectively. The Russell Mid Cap Value Index includes the 800 smallest companies of the Russell 1000 Index, with lower price-to-book ratios and lower forecasted growth values. Merrill Lynch Corporate & Government 1-10 Year Bond Index is a market capitalization-weighted index including U.S Government and fixed coupon domestic investment grade corporate bonds, with at least one year less than 10 years to maturity and $100 million par amount outstanding.

This performance data represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.

An investor may obtain further information on performance, month end performance at www.equipointefunds.com or by calling shareholders services toll free at 1-800-841-0380.

Sincerely,

Mark A. Seleznov

President

Equipointe Growth and Income Fund

Growth of $10,000 Since Inception* Through October 31, 2005

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Equipointe Growth and Income Fund (assuming reinvestment of all dividends and distributions, if any) versus the Fund’s benchmark index.

Total Return as of October 31, 2005

Since

Inception*

Equipointe Growth and Income Fund                                                                 (3.30)%

_________________

* The Equipointe Growth and Income Fund commenced operations on February 14, 2005.

Results represent past performance and do not indicate future returns.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total return is calculated assuming reinvestment of all dividends and capital gain distributions, if any.  Total returns would have been lower had the Adviser not waived its fee and reimbursed a portion of Fund expenses.  The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions, if any.

The Lipper Balanced Fund Index is an equally weighted index of typically the 30 largest mutual funds in the Lipper Balanced Fund classification.  A balanced fund is classified as one whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds.  Returns are adjusted to include the reinvestment of all dividends and capital gain distributions.  Investors cannot invest directly in an index or benchmark.

Portfolio Summary

Top Ten Industries as of October 31, 2005	% of Net Assets	Top Ten Holdings as of October 31, 2005	% of Net Assets
Medical – Biomedical/Genetics	7.18%	CIGNA Corp.	2.09%
Medical - Instruments	4.68%	Infosys Technologies Ltd.- ADR	2.05%
Medical - Products	4.51%	Cerner Corp.	1.78%
Computer- Services	4.48%	Sepracor, Inc..	1.76%
Computer Software - Enterprise	4.08%	Genetech, Inc..	1.64%
Computer - Graphics	3.70%	Intuitive Surgical, Inc.	1.60%
Medical - HMO	3.48%	Alcon, Inc.	1.60%
Building – Cement/Concrete	3.04%	Cognizant Tech Solutions Corp.- Cl A	1.59%
Medical – Biomedical/Biotech	2.41%	Autodesk, Inc.	1.50%
Computer – Integrated Systems	2.39%	Hyperion Solutions Corp.	1.49%

Equipointe Growth and Income Fund
Schedule of Investments
October 31, 2005

Number of
Shares				Value
		COMMON STOCK	90.52%

		AEROSPACE/DEFENSE	1.16%
3,000		Boeing Co.		$ 193,920

		AEROSPACE/DEFENSE EQUIPMENT	0.87%
8,050		BE Aerospace, Inc.*		145,947

		BEVERAGES - SOFT DRINK	0.93%
3,050		Hansen Natural Corp.*		154,086

		BUILDING - CEMENT/CONCRETE	3.04%
3,000		Florida Rock Industries		170,700
2,500		Martin Marietta Materials, Inc.+		197,275
2,100		Vulcan Materials Co.		136,500
				504,475
		BUILDING - HEAVY CONSTRUCTION	0.38%
1,000		Fluor Corp.		63,600

		BUILDING - RESIDENTIAL\COMMERCIAL	1.22%
3,000		The Ryland Group, Inc.		201,900

		CHEMICALS - BASIC	0.86%
4,000		NOVA Chemicals Corp.+		143,240

		COMPUTER - GRAPHICS	3.70%
5,519		Autodesk, Inc.		249,072
10,000		Cadence Design Systems, Inc.*		159,800
6,100		NVIDIA Corp.*		204,655
				613,527
		COMPUTER - INTEGRATED SYSTEMS	2.39%
3,823		MICROS Systems, Inc.*		175,552
3,300		Quality Systems, Inc.		220,605
				396,157
		COMPUTER - MANUFACTURERS	1.89%
3,000		Apple Computer, Inc.*+		172,770
5,000		Hewlett-Packard Co.		140,200
				312,970
		COMPUTER - NETWORKING	1.00%
9,000		Emulex Corp.*		166,590

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
October 31, 2005
Number of
Shares				Value
		COMPUTER - SERVICES	4.48%
3,000		Automatic Data Processing, Inc.		$ 139,980
6,000		Cognizant Technology Solutions Corp.- Class A		263,880
5,000		Infosys Technologies Ltd.- ADR		340,000
				743,860
		COMPUTER SOFTWARE - ENTERPRISE	4.08%
10,000		BMC Software, Inc.*		195,900
3,000		Business Objects S.A.- ADR*		102,810
5,100		Hyperion Solutions Corp.*		246,636
6,000		SERENA Software, Inc.*		131,340
				676,686
		COMPUTER - SOFTWARE - FINANCIAL	0.67%
6,000		Optimal Group, Inc.- Class A*		112,020

		COMPUTER SOFTWARE - MEDICAL	1.78%
3,500		Cerner Corp.+		295,575

		COMPUTER SOFTWARE - SECURITY	1.48%
10,950		Check Point Software Technologies, Ltd.*+		244,842

		COMMERICIAL - LEASING COMPANIES	0.90%
4,000		GATX Corp.		149,480

		COMMERCIAL SERVICES - MISCELLANEOUS	1.51%
2,000		FTI Consulting, Inc.*		54,740
4,000		CB Richard Ellis Group, Inc.- Class A*		195,400
				250,140
		ELECTRONIC - MISCELLANEOUS COMPONENTS	1.95%
5,000		Marvell Technology Group, Ltd.*		232,050
3,000		Trident Microsystems, Inc.*		90,780
				322,830
		ELECTRONIC - MILITARY SYSTEMS	1.19%
4,000		DRS Technologies, Inc.		197,040

		ELECTRONIC - SEMICONDUCTORS	1.78%
4,000		Advanced Micro Devices, Inc.*		92,880
3,700		Freescale Semiconductor, Inc.- Class A*+		87,653
5,000		National Semiconductor Corp.+		113,150
				293,683
		FIBER OPTICS COMPONENTS	1.21%
10,000		Corning, Inc.*+		200,900

		FINANCE - INVESTMENT BROKERS	0.33%
1,000		Morgan Stanley		54,410

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
October 31, 2005
Number of
Shares				Value
		INTERNET - CONTENT	1.19%
6,000		Monster Worldwide, Inc.*+		$ 196,860

		INTERNET - ISP/CONTENT	1.15%
2,500		Netease.com- ADR*+		190,675

		INTERNET - SOFTWARE	2.29%
7,500		Digital Insight Corp.*		223,725
3,000		F5 Networks, Inc.*+		156,090
				379,815
		LEISURE - GAMING	1.28%
2,000		GTECH Holdings Corp.		63,680
4,000		MGM Mirage		149,480
				213,160
		LEISURE - GAMING/EQUIPMENT	0.34%
1,900		Scientific Games Corp.- Class A*+		56,924

		LEISURE - MOVIES & RELATED	0.51%
3,300		Dreamworks Animation SKG, Inc.- Class A*		84,612

		MACHINERY - CONSTRUCTION/MINING	1.38%
5,000		Joy Global, Inc.		229,350

		MEDIA RADIO - TV	0.32%
1,000		TVSL SA*		53,000

		MEDICAL - DENTAL SERVICES	0.95%
3,000		Caremark Rx, Inc.*		157,200

		MEDICAL - BIOMEDICAL/BIOTECH	2.41%
4,500		Gen-Probe, Inc.*+		183,780
3,000		Genzyme Corp.*		216,900
				400,680
		MEDICAL - BIOMEDICAL/GENETICS	7.18%
9,000		CV Therapeutics, Inc.*		225,540
4,000		Celgene Corp.*		224,400
3,000		Genentech, Inc.*		271,800
4,000		Gilead Sciences, Inc.*+		189,000
5,000		ICOS Corp.*+		134,900
2,700		Techne Corp.		146,394
				1,192,034
		MEDICAL - HMO	3.48%
3,000		CIGNA Corp.+		347,610
1,000		UnitedHealth Group, Inc.+		57,890
2,300		Wellpoint, Inc.*+		171,764
				577,264

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
October 31, 2005
Number of
Shares				Value
		MEDICAL - HOSPITALS	2.04%
4,300		Community Health Systems, Inc.		$ 159,573
5,006		United Surgical Partners International, Inc.*		179,465
				339,038
		MEDICAL - INSTRUMENTS	4.68%
2,000		Hologic, Inc.*		110,920
3,000		Intuitive Surgical, Inc.*+		266,190
4,200		St. Jude Medical, Inc.*		201,894
10,000		Thoratec Corp.*+		197,800
				776,804
		MEDICAL - NURSING HOMES	0.53%
2,700		Sunrise Senior Living, Inc.*		87,318

		MEDICAL - PRODUCTS	4.51%
2,000		Alcon, Inc.+		265,800
5,200		Sepracor, Inc.*		292,500
5,000		Resmed, Inc.*		190,650
				748,950
		MEDICAL - SYSTEMS/EQUIPMENT	0.49%
3,000		Cutera, Inc.*		82,200

		METAL PRODUCTION - DISTRIBUTORS	0.60%
3,000		Applied Industrial Technologies, Inc.		98,850

		METAL PROCESSING & FABRICATION	1.46%
4,000		Dynamic Materials Corp.		83,280
5,000		Schnitzer Steel Industries, Inc.		159,500
				242,780
		OIL&GAS - FIELD SERVICES	1.84%
4,000		Cal Dive International, Inc.*+		246,160
1,600		Frontier Oil Corp.		59,008
				305,168
		OIL&GAS REFINING MARKETING	2.06%
2,000		Anadarko Petroleum Corp.+		181,420
3,800		The Lubrizol Corp.		158,042
100		World Fuel Services Corp.		3,190
				342,652
		REAL ESTATE INVESTMENT TRUSTS - FINANCE	2.03%
6,000		Nationwide Health Properties, Inc.		139,140
5,000		Prentiss Properties Trust		197,300
				336,440
		RETAIL - APPAREL	0.98%
4,000		Jos. A. Bank Clothiers, Inc.*		163,240

		RETAIL - DRUG STORE	0.85%
3,100		Walgreen Co.		140,833

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
October 31, 2005
Number of
Shares				Value
		RETAIL - MAJOR DISCOUNT CHAINS	1.20%
7,000		BJ's Wholesale Club, Inc.*		$ 199,360

		TELECOMMUNICATIONS - CELLULAR	0.95%
7,000		China Mobile (Hong Kong) Ltd. - ADR		157,150

		TELECOMMUNICATIONS - EQUIPMENT	2.16%
6,000		Adtran, Inc.		181,500
8,000		Motorola, Inc.		177,280
				358,780
		TELECOMMUNICATIONS - WIRELESS SERVICES	1.11%
7,000		America Movil ADR Series L		183,750

		TRANSPORTATION - AIR FREIGHT	0.84%
5,000		EGL, Inc.*		140,150

		TRANSPORTATION - TRUCK	0.91%
1,000		Forward Air Corp.		35,450
3,000		Landstar System, Inc.		115,560
				151,010

		TOTAL COMMON STOCK (Cost $14,727,192)		15,023,925

		TOTAL INVESTMENTS (Cost $14,727,192)	90.52%	15,023,925
		Cash and Other Assets less Liabilities	9.48%	1,572,767

		TOTAL NET ASSETS	100.00%	$ 16,596,692

	*	Non-income producing security
	+	All or a portion of this security has been segregated to cover call options written
	ADR	American Depositary Receipt

Number of				Unrealized
Contracts		FUTURES CONTRACTS SOLD		Depreciation
54		E-Mini NASDAQ 100 Contracts maturing
		December 2005 (Underlying Face Amount at
		Value $1,686,960)		$ (26,460)
28		E-Mini S&P 500 Contracts maturing
		December 2005 (Underlying Face Amount at
		Value $1,682,100)		(11,620)
		TOTAL FUTURES CONTRACTS SOLD		$ (38,080)

Equipointe Growth and Income Fund
Schedule of Call Options Written
October 31, 2005

Number of
Contracts	Security, Exercise Price, Expiration Date	Value
20	Alcon, Inc., $125, November 2005	$ 17,000
20	Anadarko Petroleum Corp., $90, December 2005	9,800
30	Apple Computer, Inc., $55, November 2005	10,500
40	Cal Dive International, Inc., $60, December 2005	16,800
10	Cerner Corp., $85, December 2005	3,600
109	Check Point Software Technologies Ltd., $22.50, January 2006	13,080
30	CIGNA Corp., $120, November 2005	5,850
100	Corning, Inc., $20, December 2005	11,500
30	F5 Networks, Inc., $45, December 2005	23,700
24	Freescale Semiconductor, Inc., $25, December 2005	2,040
45	Gen-Probe, Inc., $45, November 2005	2,925
20	Gilead Sciences, Inc., $47.50, November 2005	2,000
10	Gilead Sciences, Inc., $45, November 2005	2,550
50	ICOS Corp., $25, November 2005	13,000
10	Intuitive Surgical, Inc., $75, November 2005	14,900
20	Intuitive Surgical, Inc., $70, November 2005	38,800
15	Martin Marietta Materials, $75, January 2006	10,350
10	Martin Marietta Materials, $80, January 2006	4,300
60	Monster Worldwide, Inc., $30, December 2005	21,600
7	National Semiconductor Corp., $25, November 2005	119
25	Netease.com- ADR, $85, December 2005	10,500
40	NOVA Chemicals Corp., $35, December 2005	8,800
4	Scientific Games, $30, December 2005	600
12	Thoratec Corp., $17.50, November 2005	3,060
10	UnitedHealth Group, Inc., $55, December 2005	4,000
23	Wellpoint, Inc., $77.50, December 2005	4,025
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $215,771)	$ 255,399

Equipointe Growth and Income Fund
Statement of Assets and Liabilities
October 31, 2005

ASSETS:
Investments, at value (cost $14,727,192)	$ 15,023,925
Cash	1,406,076
Deposit with broker	247,523
Receivable for securities sold	1,463,404
Receivable for capital stock sold	20,000
Due from adviser	35,116
Dividends and interest receivable	6,134
Prepaid expenses and other assets	31,041

Total assets	18,233,219

LIABILITIES:
Call options written, at value (premiums received $215,771)	255,399
Payable for securities purchased	1,110,083
Due to broker- variation margin	38,080
Payable for capital stock redeemed	114,757
Accrued distribution fees	2,615
Other accrued expenses	115,593

Total liabilities	1,636,527

NET ASSETS	$ 16,596,692

NET ASSETS CONSIST OF:
Paid-in capital	$ 17,052,208
Accumulated net realized loss on investments	(674,541)
Net unrealized appreciation (depreciation) on:
Investments	296,733
Call options written	(39,628)
Futures contracts	(38,080)

NET ASSETS	$ 16,596,692

SHARES OUTSTANDING
($0.001 par value, unlimited shares authorized)	1,716,332

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$ 9.67

Equipointe Growth and Income Fund
Statement of Operations
For the Period from February 14, 2005*
to October 31, 2005

INVESTMENT INCOME:
Dividend income (net of withholding taxes of $1,569)	$ 102,643
Interest income	10,458
113,101
EXPENSES:
Legal fees	98,039
Administration and fund accounting fees	61,870
Investment advisory fees	58,391
Transfer agent fees and expenses	41,647
Distribution fees	29,196
Audit fees	26,397
Custody fees	22,920
Registration & filing fees	17,250
Trustees' fees	8,459
Reports to shareholders	8,239
Insurance expense	7,963
Miscellaneous	4,045

Total expenses	384,416
Less fees waived and/or expenses reimbursed by the Adviser	(262,356)

Net expenses	122,060

Net investment loss	(8,959)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(800,074)
Options written	226,441
Futures contracts	(135,527)
Distributions of realized gains by other investment companies	34,619
Change in net unrealized appreciation/depreciation on:
Investments	296,733
Options written	(39,628)
Futures contracts	(38,080)

Net realized and unrealized loss on investments	(455,516)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (464,475)

* Commencement of operations.

Equipointe Growth and Income Fund
Statement of Changes in Net Assets

February 14, 2005*
to
October 31, 2005

OPERATIONS:
Net investment loss	$ (8,959)
Net realized loss on investments, options written and futures contracts	(674,541)
Change in net unrealized appreciation on investments,
options written and futures contracts	219,025
Net decrease in net assets resulting from operations	(464,475)

CAPITAL SHARE TRANSACTIONS :
Shares sold	22,095,064
Shares redeemed	(5,083,897)
Net increase from capital share transactions	17,011,167

TOTAL INCREASE IN NET ASSETS	16,546,692

NET ASSETS:
Beginning of period	50,000

End of period	$ 16,596,692

Undistributed net investment income included in net assets	$ -

TRANSACTIONS IN SHARES:
Shares sold	2,226,580
Shares redeemed	(515,248)
Net increase	1,711,332

* Commencement of operations.

Equipointe Growth and Income Fund
Financial Highlights

For a Fund Share Outstanding Throughout the Period

February 14, 2005*
to
October 31, 2005

Net asset value, beginning of period	$ 10.00

Loss from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.32)
Total loss from investment operations	(0.33)

Net asset value, end of period	$ 9.67

Total return(1)	(3.30)%

Supplemental data and ratios:
Net assets, end of period (in 000's)	$ 16,597
Ratio of expenses to average net assets:(2)
Before expense reimbursement	3.29%
After expense reimbursement	1.05%
Ratio of net investment loss to average net assets:(2)
Before expense reimbursement	(2.32)%
After expense reimbursement	(0.08)%
Portfolio turnover rate(1)	620%

* Commencement of operation
(1) Not annualized
(2) Annualized

1.    Organization

Equipointe Growth and Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company.  The Fund is a series of shares of beneficial interest of the Equipointe Funds, a Delaware Statutory Trust organized on January 28, 2004.  The Fund’s investment objective is a combination of growth of capital and current income.  The Fund commenced operations on February 14, 2005.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Investment Valuation:  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices.  Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.  Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do no reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees.  Short-term fixed income securities (securities with an original maturity of no more than 365 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

B.   Securities Transactions, Investment Income and Expenses:  Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are determined using the high cost method.  Interest income and expenses are accrued daily.  Dividend income is recorded on the ex-dividend date.

C.   Futures Contracts:  The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective.  Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2005, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts	Position	Unrealized Depreciation
December 2005	54 E-Mini NASDAQ 100	Short	$(26,460)
December 2005	28 E-Mini S&P 500	Short	(11,620)

D.   Written Options Contracts:  The Fund may write option contracts.  A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option.  The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premium
Outstanding at February 14, 2005*	-	$ -
Options written	8,809	2,569,988
Options exercised	(149)	(81,438)
Options expired	(296)	(44,428)
Options closed	(7,590)	(2,228,351)
Outstanding at October 31, 2005	774	$ 215,771

                                       * Commencement of operations

E.  Distributions to Shareholders:  Distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/loss items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

F.   Federal Income Taxes:  The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

G. Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period.  Actual results could differ from those estimates.

3.    Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period from February 14, 2005 (commencement of operations) to October 31, 2005 are summarized below:

Purchases	$109,959,329
Sales	94,442,703

4.    Federal Tax Information

At October 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$14,590,612
Gross unrealized appreciation	$ 565,883
Gross unrealized depreciation	(387,969)
Net unrealized appreciation on investments	$ 177,914

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Long Term Losses	Unrealized Appreciation
$(633,430)	$177,914

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

As of October 31, 2005, the Fund had available, for federal income tax purposes, $633,430 in unused capital loss carryforwards available to offset future capital gains expiring on October 31, 2013.

5.    Reclassification of Capital Accounts

In accordance with industry practice, the Fund has recorded a reclassification in the capital accounts.  As of October 31, 2005, the Fund recorded permanent book/tax differences of $8,959, from undistributed net investment loss to paid-in-capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.

6.    Investment Advisory and Other Agreements

As compensation for its services, the Fund pays Trend Trader, LLC, the Fund’s investment adviser (the “Adviser”) a monthly advisory fee at an annual rate of 0.50% of the Fund’s respective average daily net assets.  The agreements further stipulate that the Adviser will reimburse the Fund for annual operating expenses (including organizational costs) to the extent necessary to ensure the Fund's operating expenses do not exceed 1.05% of the Fund’s average daily net assets.

Additionally, the agreement allows the Adviser to recover amounts previously reimbursed for operating expenses (including organizational costs) to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitation.  The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation.  Under the agreement, the Adviser can only recover such amounts for a period of up to three years.  As of October 31, 2005, there was $262,356 of fee waivers and expense reimbursements subject to recapture by the Adviser through October 31, 2008.

The expense limitation agreement will continue in effect through at least the Fund’s first full year of operations, with successive renewal terms of one year unless terminated by the Adviser or the Fund at the end of a term.

Trend Trader, LLC (the “Distributor”) also serves as the principal distributor for the shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”).

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the Act.  The Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at a rate of 0.25% of the Fund’s average daily net assets.  The fees payable under the Plan are used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund’s shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund’s shares; payments made for the preparation, printing and distribution of advertisements and sales literature; and payments made for the printing and distributing of prospectuses and shareholder reports to other than existing shareholders of the Fund.

Trend Trader, LLC also executes brokerage transactions on behalf of the Fund.  For the period ended October 31, 2005, Trend Trader, LLC received $51,164 from the Fund in brokerage commissions.

Certain officers and trustees of the Trust are also officers and/or directors of the Trust's investment adviser, Trend Trader, LLC.

7.    Shareholder Activity – In-Kind Transactions

During the period from February 14, 2005 (commencement of operations) to October 31, 2005, the Equipointe Growth and Income Fund approved a number of in-kind purchases of fund shares in accordance with the provisions of the prospectus.  An in-kind purchase occurs when the Fund receives securities instead of cash from an investor who purchases fund shares.  During the period from February 14, 2005 (commencement of operations) to October 31, 2005, the Fund received in-kind purchases of 992,928 shares with a value of $9,931,148.

8.    Commitments and Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

9.    Change in Independent Registered Public Accounting Firm

On May 20, 2005, BKD LLP resigned as the independent registered public accounting firm for the Trust.  BKD LLP was previously engaged as the independent registered public accounting firm to audit the Fund’s financial statements.  At no time preceding the resignation of BKD LLP were there any disagreements with BKD LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.  At no time preceding the resignation of BKD LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.  The Trust engaged Briggs, Bunting & Dougherty, LLP as its new independent registered public accounting firm on June 6, 2005.  At no time preceding the engagement of Briggs, Bunting & Dougherty, LLP did the Trust consult Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

10.  Subsequent Events

On December 28, 2005, the Board of Trustees of the Fund approved a new Expense Cap/Expense Reimbursement Agreement (the “Agreement”) with the Adviser.  Pursuant to that Agreement, effective January 1, 2006, the Adviser will increase the expense limitation described in Note 6 above from 1.05% to 1.85% of the average daily net assets of the Fund.  The three year recapture provision will remain unchanged.  The Agreement will continue until January 1, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Equipointe Funds

and Shareholders of the Equipointe Growth and Income Fund

We have audited the accompanying statement of assets and liabilities of the Equipointe Growth and Income Fund, a series of shares of Equipointe Funds, including the schedule of investments, as of October 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 14, 2005 (commencement of operations) through October 31, 2005.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equipointe Growth and Income Fund as of October 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the period February 14, 2005 through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

December 27, 2005 (Except Note 10, as to which the date is December 28, 2005)

Trustees and Officers (Unaudited)

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is 8700 East Northsight Boulevard, Suite 150, Scottsdale, AZ 85260.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships
INDEPENDENT TRUSTEES
William A. Faust (69)	Trustee	Indefinite since November 2004

Mr. Faust has been the owner and Treasurer of Faust Gallery, an art gallery located in Scottsdale, Arizona, since 1996.  He has served as President of the Lovena Ohl Foundation, a not-for-profit organization supporting American Indian art and artists, since 1996.  From 1983 to 2003, he served as Senior Vice President and Investment Officer of UMB Bank, N.A., which is based in Kansas City, Missouri.

Richard S. Tully (71)	Trustee	Indefinite since November 2004

Mr. Tully is retired.  He was Chief Financial Officer of International Color Services Corp., a graphic arts company, from 1994 to 1999 and provided consulting services to Integrated Graphics Inc., a printing services company that acquired International Color Services Corp., from 1999 to 2002.

Everett F. Ware, Jr. (61)	Trustee	Indefinite since April 2004

Mr. Ware is retired.  He was self-employed as a business consultant from 2002 to 2004.  He served as the Executive Vice President and Bank Director of UMB Bank, N.A., which is based in Kansas City, Missouri, from 1969 to 2002.

INTERESTED TRUSTEES AND OFFICERS
Mark A. Seleznov (57)*	Trustee, Chief Executive Officer and President	Indefinite since April 2004	Mr. Seleznov has been the Managing Partner of Trend Trader, LLC since 1997.
Leo Herber (75)**	Trustee	Indefinite since July 2004	Mr. Herber retired from the medical profession as a family practice physician in 1992.
Alex B. Seleznov (29)*	Treasurer	Indefinite since April 2004

Mr. Seleznov has been the Director of Money Management Operations and Chief Financial Officer of Trend Trader, LLC since 1999.  From 1998 to 1999, Mr. Seleznov was a staff accountant at Semple & Cooper, LLP, a certified public accounting firm.

Wendy Seleznov (56)*	Secretary	Indefinite since April 2004	Ms. Seleznov has been a Partner of Trend Trader, LLC since 1997. From January 2005 until July 2005, Ms. Seleznov was Chief Compliance Officer of the Trust.
Wendy Wang (35) c/o Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788	Chief Compliance Officer	Indefinite since July 2005

Vice President of Fund Compliance Services, September 2004 – present, Associate Director of Bear Stearns & Companies Inc., November 2003 – June 2004, Vice President of Bear Stearns & Companies Inc., October 1996 – November 2003.

  * Mark A. Seleznov, Alex B. Seleznov and Wendy Seleznov are deemed to be “interested persons” of the Trust, as defined in the 1940 Act, as amended, because they are control persons and officers of the Adviser.  Mark Seleznov and Wendy Seleznov are married to each other; Alex Seleznov is their son.

** Leo Herber is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because he has an ownership interest in the Adviser.

At a meeting of the Board of Trustees held on December 28, 2005, Mark A. Seleznov resigned as Chairman of the Board and William A. Faust was elected to such position, effective immediately.

Equipointe Growth and Income Fund

Fund Expenses (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/30/05)	Ending Account Value (10/31/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/05 to 10/31/05)
Actual	$1,000	$1,036.44	1.05%	$5.39
Hypothetical	1,000	1,019.91	1.05%	5.35

                                               *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-841-0380 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-841-0380.

Item 2. Code of Ethics.

              As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.  There were no amendments to the Code of Ethics during the period covered by this report.  The Registrant did not grant any waivers from any provisions of the Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Everett F. Ware is an “audit committee financial expert” serving on its audit committee and that Mr. Ware is “independent”, as such terms are defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

              For the fiscal years ended October 31, 2004 and 2005, the aggregate audit, audit-related and tax fees billed by Briggs, Bunting & Dougherty, LLP and BKD, LLP, in their capacities as the Registrant’s independent registered public accounting firms for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the Equipointe Funds are shown below.  The aggregate tax fees billed by Briggs, Bunting & Dougherty, LLP and BKD, LLP were rendered for tax compliance, tax advice and tax planning for the fund.

(a)         Audit Fees

              FY 2005                         $ 13,000

              FY 2004                         $ 1,500

(b)         Audit-Related Fees

              FY 2005                         $ 6,000

              FY 2004                         $ 0

(c)         Tax Fees

              FY 2005                         $ 1,500

              FY 2004                         $ 0

(d)         All Other Fees

              FY 2005                         $ 0

              FY 2004                         $ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)         (1)         Audit Committee’s Pre-Approval Policies

                            The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant.  The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)         There were no amounts that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for the fiscal period ended October 31, 2005.

(f)          During the audit of Registrant's financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

                                                     Registrant          Adviser

              FY 2005                         $  7,500              $  N/A

              FY 2004                         $  N/A               $  N/A

(h)         Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None.

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Equipointe Funds

By (Signature and Title)

              /s/ Mark A. Seleznov

              Mark A. Seleznov, Chief Executive Officer

Date  01/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Mark A. Seleznov

              Mark A. Seleznov, Chief Executive Officer

Date   01/09/2005

By (Signature and Title)

*            /s/ Alex B. Seleznov

Alex B. Seleznov, Chief Financial Officer

Date   01/09/2006